Other liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other liabilities
44	Other liabilities

	2021	2020
	RMB million	RMB million
Payable for purchase of property, plant and equipment	3,420	3,432
Civil Aviation Development Fund and airport tax payable	714	885
Sales agent deposits	446	485
Other taxes payable	501	328
Deposit received for chartered flights	259	239
Others	2,438	2,104

	7,778	7,473